Preferred Stock Issuance (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Jun. 24, 2020 $ / shares	Jun. 24, 2015 USD ($) shares	May 27, 2015 USD ($) shares	Dec. 30, 2016 USD ($) item $ / shares shares	Dec. 25, 2015 USD ($) $ / shares shares	Jun. 22, 2015 $ / shares shares
Stockholders Equity
Preferred stock, shares authorized | shares				50,000,000	50,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.01	$ 0.01
Stock sold and issued				$ 99,800	$ 191,677
Proceeds from issuance of preferred stock				99,800	$ 191,677
Issuance cost				$ 200
Series A Preferred Stock
Stockholders Equity
Preferred stock, shares authorized | shares				10,000,000	10,000,000	10,000,000
Original issue price of share (in dollars per share) | $ / shares	$ 62.22					$ 62.22
Annual dividend rate	5.00%
Conversion price (in dollars per share) | $ / shares	$ 62.22
Number of installments for stock redemption | item				1
Series A Preferred Stock | Sale Recommended Stockholders Not Approve
Stockholders Equity
Conversion price (in dollars per share) | $ / shares	$ 52.65
Series A Preferred Stock | Maximum
Stockholders Equity
Redemption price of preferred stock				$ 600,000
Series A Preferred Stock | Minimum
Stockholders Equity
Authorized amount for investment				$ 100,000
Series A Preferred Stock | Plan
Stockholders Equity
Annual dividend rate if failure by stockholders to approve	15.00%
Series A Preferred Stock | Plan | Maximum
Stockholders Equity
Annual dividend rate	10.00%
Conversion price (in dollars per share) | $ / shares	$ 47.86
Series A Preferred Stock | Apollo Global Management, LLC
Stockholders Equity
Stock sold and issued (in shares) | shares		3,214,400
Aggregate purchase price of preferred stock		$ 200,000
Proceeds from issuance of preferred stock		191,700
Issuance cost		$ 8,300
Series A Preferred Stock | Apollo Global Management, LLC | Plan
Stockholders Equity
Stock sold and issued (in shares) | shares			1,607,200
Stock sold and issued			$ 100,000